CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 120,694,716	$ 129,511,530	$ 157,170,761	$ 139,289,525
Prepaid expenses and other current assets	4,717,674	4,146,025
Total current assets	166,577,475	200,801,583
Long-term investments and amounts due from subsidiaries	3,999,999
Total assets	372,784,128	280,248,014
Current liabilities
Accrued expenses and other current liabilities	18,276,365	9,489,794
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Total liabilities	89,900,060	34,070,270
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Retained earnings	83,340,262	57,831,133
Total shareholders' equity	282,884,068	246,177,744	213,940,423	173,040,731
Total liabilities and shareholders' equity	372,784,128	280,248,014
Parent Company [Member]
Current assets
Cash and cash equivalents	5,338,092	6,840,302	3,599,329	13,304,462
Prepaid expenses and other current assets	123,203	16,933
Total current assets	5,461,295	6,857,235
Long-term investments and amounts due from subsidiaries	314,738,590	264,830,167
Total assets	320,199,885	271,687,402
Current liabilities
Accrued expenses and other current liabilities	6,180,007	611,358
Amounts due to subsidiaries	31,135,810	23,625,681
Convertible senior note, net of discount due to beneficial conversion feature		1,272,619
Total liabilities	37,315,817	25,509,658
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	832	829
Additional paid-in capital	126,786,049	131,140,682
Warrants	15,566,332	677,332
Accumulated other comprehensive income	46,618,263	46,186,277
Retained earnings	93,912,592	68,172,624
Total shareholders' equity	282,884,068	246,177,744	213,940,423	173,040,731
Total liabilities and shareholders' equity	$ 320,199,885	$ 271,687,402